Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000250884
Shareholder Report [Line Items]
Fund Name	BTS Enhanced Equity Income Fund
Class Name	Class A Shares
Trading Symbol	EEQAX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/enhanced-equity-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$158	1.55%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,572,247
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,572,247 Number of Portfolio Holdings54 Advisory Fee (net of waivers)$0 Portfolio Turnover177%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.8%
Exchange-Traded Funds	8.0%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.2%
Materials	4.5%
Real Estate	4.5%
Energy	5.4%
Health Care	6.3%
Consumer Staples	6.3%
Financials	6.7%
Equity	8.0%
Industrials	8.0%
Consumer Discretionary	8.0%
Technology	9.4%
Communications	13.8%
Utilities	16.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Consolidated Edison, Inc.	8.4%
Ameren Corporation	5.5%
Alphabet, Inc., Class A	4.2%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Exelon Corporation	2.8%
Comcast Corporation, Class A	2.7%
Snap-on, Inc.	2.7%
Fidelity Investments Money Market Government Portfolio, Class I	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000250886
Shareholder Report [Line Items]
Fund Name	BTS Enhanced Equity Income Fund
Class Name	Class I Shares
Trading Symbol	EEQIX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/enhanced-equity-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$133	1.30%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,572,247
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,572,247 Number of Portfolio Holdings54 Advisory Fee (net of waivers)$0 Portfolio Turnover177%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.8%
Exchange-Traded Funds	8.0%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.2%
Materials	4.5%
Real Estate	4.5%
Energy	5.4%
Health Care	6.3%
Consumer Staples	6.3%
Financials	6.7%
Equity	8.0%
Industrials	8.0%
Consumer Discretionary	8.0%
Technology	9.4%
Communications	13.8%
Utilities	16.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Consolidated Edison, Inc.	8.4%
Ameren Corporation	5.5%
Alphabet, Inc., Class A	4.2%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Exelon Corporation	2.8%
Comcast Corporation, Class A	2.7%
Snap-on, Inc.	2.7%
Fidelity Investments Money Market Government Portfolio, Class I	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000199071
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class A Shares
Trading Symbol	BTSAX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,141,860
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	413.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,141,860 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$0 Portfolio Turnover413%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	0.8%
Mixed Allocation	4.0%
Equity	23.3%
Fixed Income	70.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.2%
Xtrackers USD High Yield Corporate Bond ETF	12.2%
iShares Treasury Floating Rate Bond ETF	11.9%
SPDR Blackstone Senior Loan ETF	7.9%
JPMorgan Equity Premium Income ETF	7.9%
iShares Agency Bond ETF	6.0%
Janus Henderson AAA CLO ETF	6.0%
iShares 7-10 Year Treasury Bond ETF	5.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.0%
State Street Energy Select Sector SPDR Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000199072
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class C Shares
Trading Symbol	BTSCX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$256	2.50%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,141,860
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	413.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,141,860 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$0 Portfolio Turnover413%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	0.8%
Mixed Allocation	4.0%
Equity	23.3%
Fixed Income	70.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.2%
Xtrackers USD High Yield Corporate Bond ETF	12.2%
iShares Treasury Floating Rate Bond ETF	11.9%
SPDR Blackstone Senior Loan ETF	7.9%
JPMorgan Equity Premium Income ETF	7.9%
iShares Agency Bond ETF	6.0%
Janus Henderson AAA CLO ETF	6.0%
iShares 7-10 Year Treasury Bond ETF	5.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.0%
State Street Energy Select Sector SPDR Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000199073
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class I Shares
Trading Symbol	BTSIX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$154	1.50%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,141,860
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	413.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,141,860 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$0 Portfolio Turnover413%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	0.8%
Mixed Allocation	4.0%
Equity	23.3%
Fixed Income	70.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.2%
Xtrackers USD High Yield Corporate Bond ETF	12.2%
iShares Treasury Floating Rate Bond ETF	11.9%
SPDR Blackstone Senior Loan ETF	7.9%
JPMorgan Equity Premium Income ETF	7.9%
iShares Agency Bond ETF	6.0%
Janus Henderson AAA CLO ETF	6.0%
iShares 7-10 Year Treasury Bond ETF	5.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.0%
State Street Energy Select Sector SPDR Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000199074
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class R Shares
Trading Symbol	BTSRX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$205	2.00%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,141,860
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	413.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,141,860 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$0 Portfolio Turnover413%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	0.8%
Mixed Allocation	4.0%
Equity	23.3%
Fixed Income	70.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.2%
Xtrackers USD High Yield Corporate Bond ETF	12.2%
iShares Treasury Floating Rate Bond ETF	11.9%
SPDR Blackstone Senior Loan ETF	7.9%
JPMorgan Equity Premium Income ETF	7.9%
iShares Agency Bond ETF	6.0%
Janus Henderson AAA CLO ETF	6.0%
iShares 7-10 Year Treasury Bond ETF	5.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.0%
State Street Energy Select Sector SPDR Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000126293
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class A Shares
Trading Symbol	BTFAX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$200	1.97%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,254,424
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 507,261
InvestmentCompanyPortfolioTurnover	237.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$44,254,424 Number of Portfolio Holdings4 Advisory Fee $507,261 Portfolio Turnover237%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Money Market Funds	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.9%
Equity	14.1%
Fixed Income	85.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.7%
iShares Broad USD High Yield Corporate Bond ETF	42.6%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000126294
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class C Shares
Trading Symbol	BTFCX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$275	2.72%

Expenses Paid, Amount	$ 275
Expense Ratio, Percent	2.72%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,254,424
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 507,261
InvestmentCompanyPortfolioTurnover	237.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$44,254,424 Number of Portfolio Holdings4 Advisory Fee $507,261 Portfolio Turnover237%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Money Market Funds	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.9%
Equity	14.1%
Fixed Income	85.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.7%
iShares Broad USD High Yield Corporate Bond ETF	42.6%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000126295
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class I Shares
Trading Symbol	BTFIX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$175	1.72%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.72%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,254,424
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 507,261
InvestmentCompanyPortfolioTurnover	237.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$44,254,424 Number of Portfolio Holdings4 Advisory Fee $507,261 Portfolio Turnover237%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Money Market Funds	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.9%
Equity	14.1%
Fixed Income	85.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.7%
iShares Broad USD High Yield Corporate Bond ETF	42.6%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000150698
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class R Shares
Trading Symbol	BTFRX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$225	2.22%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,254,424
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 507,261
InvestmentCompanyPortfolioTurnover	237.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$44,254,424 Number of Portfolio Holdings4 Advisory Fee $507,261 Portfolio Turnover237%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Money Market Funds	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.9%
Equity	14.1%
Fixed Income	85.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.7%
iShares Broad USD High Yield Corporate Bond ETF	42.6%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.